Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 955,970		$ 24,657		$ 4,032,168		$ 35,404		$ 40,355	$ 708,244
Cost of revenue	350,667		23,799		1,792,234		73,497		134,988	556,925
Gross profit (loss)	605,303		858		2,239,934		(38,093)		(94,633)	151,319
Operating expenses:
Research and development	925,214		311,829		2,492,842		1,083,373		1,485,636	2,386,086
Selling, general and administrative	2,007,277		932,124		9,873,029		3,072,720		3,427,690	3,551,527
Total operating expenses	2,932,491		1,243,953		12,365,871		4,156,093		4,913,326	5,937,613
Loss from operations	(2,327,188)		(1,243,095)		(10,125,937)		(4,194,186)		(5,007,959)	(5,786,294)
Other income (expense), net	16,995		0		(191,330)		0
Other income									(544,566)	0
Change in fair value of warrant liability	8,805		0		199,624		0		0	(108,100)
Change in fair value of derivative liability	87,200		0		4,800,000		0
Change in fair value of earnout liability	50,000		0		(700,000)		0
Interest expense, net	(1,455,306)		(132,844)		(3,149,315)		(394,714)		(544,826)	(468,174)
Loss before income tax expense	(3,619,494)		(1,375,939)		(9,166,958)		(4,588,900)		(6,097,351)	(6,254,468)
Income tax expense									1,600	1,600
Net loss	(3,619,494)		(1,375,939)		(9,166,958)		(4,588,900)		$ (6,098,951)	$ (6,256,068)
Supplemental Income Statement Elements [Abstract]
Net loss and comprehensive loss attributable to common stockholders	$ (3,619,494)		$ (1,375,939)		$ (14,352,460)		$ (4,588,900)
Net loss per share, basic (in dollars per share)	$ (0.17)	[1]	$ (0.14)	[1]	$ (0.77)	[1]	$ (0.48)	[1]	$ (0.22)	$ (0.23)
Net loss per share, diluted (in dollars per share)	$ (0.17)	[1]	$ (0.14)	[1]	$ (0.77)	[1]	$ (0.48)	[1]	$ (0.22)	$ (0.23)
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)	21,441,416	[1]	9,541,643	[1]	18,712,468	[1]	9,533,185	[1]	27,815,913	27,364,975
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)	21,441,416	[1]	9,541,643	[1]	18,712,468	[1]	9,533,185	[1]	27,815,913	27,364,975
GIGCAPITAL5, INC
Revenue									$ 0	$ 0
General and administrative expenses									4,927,599	4,279,100
Operating expenses:
Loss from operations									(4,927,599)	(4,279,100)
Other income									14,953	384,108
Interest expense, net									(219,686)	(23,098)
Interest income on cash and marketable securities held in Trust Account									1,526,860	1,630,398
Loss before income tax expense									(3,605,472)	(2,287,692)
Income tax expense									419,119	486,615
Net loss									(4,024,591)	(2,774,307)
Supplemental Income Statement Elements [Abstract]
Net income attributable to common stock subject to possible redemption									1,107,741	1,143,783
Net loss and comprehensive loss attributable to common stockholders									$ (5,132,332)	$ (3,918,090)
Net loss per share, basic (in dollars per share)									$ (0.78)	$ (0.60)
Net loss per share, diluted (in dollars per share)									$ (0.78)	$ (0.60)
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)									6,540,000	6,540,000
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)									6,540,000	6,540,000
Common Stock Subject to Possible Redemption
Supplemental Income Statement Elements [Abstract]
Net loss per share, basic (in dollars per share)									$ 0.37	$ 0.06
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)									3,020,634	17,954,419
Common Stock Subject to Possible Redemption | GIGCAPITAL5, INC
Supplemental Income Statement Elements [Abstract]
Net income attributable to common stock subject to possible redemption									$ 1,107,741	$ 1,143,783
Net loss per share, basic (in dollars per share)									$ 0.37	$ 0.06
Net loss per share, diluted (in dollars per share)									$ 0.37	$ 0.06
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)									3,020,634	17,954,419
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)									3,020,634	17,954,419

[1]	Amounts for the three and nine months ended September 30, 2023 and before that date differ from those in prior year condensed consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).